Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational/ReSolve Adaptive Asset Allocation Fund

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Real Assets Fund
(formerly, Rational Inflation Growth Fund)

Class A Shares: IGOAX	Class C Shares: IGOCX	Institutional Shares: IGOIX

August 30, 2024

The information in this Supplement amends certain information contained in the
Funds’ Prospectus, dated May 1, 2024.

Rational Equity Armor Fund

Rational Equity Armor Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P 500 Value Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	2.95%	6.31%	2.81%
Return After Taxes on Distributions	2.87%	5.79%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.81%	1.63%
Class A Shares
Return Before Taxes	(2.29)%	5.01%	2.05%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	1.90%	5.24%	1.96%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)
S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	22.23%	14.11%	10.01% (10 Year) 10.10% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Dynamic Brands Fund

Rational Dynamic Brands Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. The Fund will continue to show the returns for the S&P 500 Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	42.50%	14.32%	8.19%
Return After Taxes on Distributions	42.50%	12.39%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	25.16%	10.81%	4.50%
Class A Shares
Return Before Taxes	35.32%	12.90%	7.38%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	41.07%	13.16%	7.36%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (1)	22.81%	12.27%	8.48% (10 Year) 8.60% (Since 1/2/2014)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/ReSolve Adaptive Asset Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years[1]	10 Years[1]
Institutional Shares
Return Before Taxes	(0.46)%	5.04%	3.31%
Return After Taxes on Distributions[2]	(4.31)%	2.00%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.23)%	2.78%	2.01%
	1 Year	5 Years	Since Inception of Class A and Class C (9/30/2016)
Class A Shares
Return Before Taxes	(6.40)%	3.54%	1.37%
Class C Shares
Return Before Taxes	(1.43)%	4.01%	1.48%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)(3)	22.81%	12.27%	8.48% (10 Year) 10.41% (Since 9/30/2016)
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)(3)	(0.44)%	4.43%	2.40% (10 Year) 2.53% (Since 9/30/2016)
60% MSCI ACWI Index/40% Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	15.77%	7.33%	5.37% (10 Year) 6.18% (Since 9/30/2016)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(3)	26.29%	15.69%	12.03% (10 Year) 13.51% (Since 9/30/2016)

[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.

[3]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/Pier 88 Convertible Securities Fund

Rational/Pier 88 Convertible Securities Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	Since Predecessor Fund Inception (3/1/2017)
Institutional Shares[1]
Return Before Taxes	3.29%	7.29%	6.63%
Return After Taxes on Distributions[2]	2.53%	6.41%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.13%	5.54%	5.12%
Class A Shares[1,3]
Return Before Taxes	(2.15)%	5.94%	5.60%
Class C Shares[1]
Return Before Taxes	1.92%	6.24%	5.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	5.53%	1.10%	1.28%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)(2)	6.74%	8.00%	8.17%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.58%

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational Real Assets Fund

Rational Real Assets Fund’s primary benchmark for comparing its performance has changed from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P Real Assets Equity Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	Since Inception (8/18/2021)
Class A Shares
Return Before Taxes	1.02%	(0.70)%
Return After Taxes on Distributions	0.82%	(0.89)%
Return After Taxes on Distributions and Sale of Fund Shares	0.72%	(0.56)%
Institutional Shares
Return Before Taxes	7.43%	2.05%
Class C Shares
Return Before Taxes	6.25%	0.99%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes) (1)	26.29%	5.13%
S&P Real Assets Equity Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	8.43%	1.43%

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds each dated May 1, 2024, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.